GENERAL	6 Months Ended
Jun. 30, 2019
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Gamida Cell Ltd. (the "Company"), founded in 1998, is a clinical-stage biopharmaceutical company that develops novel curative treatments for orphan indications, including hematological malignancies and rare genetic diseases using stem cells and Natural Killer (NK) cells.

b.
The Company uses its proprietary platform NAM technology to expand in culture, highly functional cells derived from umbilical cord blood or peripheral blood, while enhancing the potential therapeutic efficacy of these cells.

The lead product candidate, Omidubicel (formally known as NiCord®), is currently developed in a pivotal registration phase III clinical study to treat patients with high-risk hematological malignancies (blood cancers) such as leukemia or lymphoma who are indicated to receive a donor derived (allogeneic) Bone Marrow Transplantation (BMT). BMT transplantation with a graft derived from bone marrow or peripheral blood cells of a matched donor is currently the standard of care treatment for many of these patients, but there is a significant unmet need for patients who cannot find a fully matched donor. Omidubicel is designed as a universal bone marrow donor graft which can be available to all patients in need.

Omidubicel was granted a Breakthrough Therapy designation from the FDA and an orphan drug designation in the US and in Europe.

In December 2017, the Company presented at the ASH annual meeting final results from the phase I/II trial evaluating Omidubicel. The study met its primary endpoint, demonstrating rapid neutrophil engraftment with manageable side effects.

In addition to hematologic malignancies, the Company pursuing the development of Omidubicel for the treatment of bone marrow failure disorders. Omidubicel is currently being evaluated in a Phase 1/2 clinical trial sponsored by the National Institutes of Health in patients with severe aplastic anemia, a rare, life-threatening hematological disorder.

Beyond Omidubicel, the Company develops another product candidate, GDA-201 (formally known as NAM-NK), for innate immunotherapy of expanded natural killer, or NK cells, to be used in combination with standard-of-care therapeutic antibodies. NK cells have potent anti-tumor properties and have the advantage over other oncology cell therapies of not requiring genetic matching, potentially enabling NK cells to serve as a universal donor-based therapy when combined with certain antibodies. A phase I/II investigator initiated study to treat patients with B cell lymphoma and multiple myeloma is enrolling patients.

c.
The Company is devoting substantially all of its efforts toward research and development activities. In the course of such activities, the Company has sustained operating losses and expects such losses to continue in the foreseeable future. The Company's accumulated deficit as of June 30, 2019 is $178,758 and negative cash flows from operating activities during the six month period ended June 30, 2019 is $17,320. These conditions raise substantial doubt about the Company's ability to continue as a going concern. The interim consolidated financial statements do not include any adjustments to the carrying amounts and classifications of assets and liabilities that would result if the Company was unable to continue as a going concern. The Company requires additional financing in order to continue to fund its current operations and pay existing and future liabilities.

d.
On July 1, 2019, subsequent to the reporting date, the Company closed a follow-on offering ("offering") of its ordinary shares on the Nasdaq, which resulted in the sale of 7,000,000 ordinary shares at a public offering price of $5 per share, before underwriting discounts. The underwriters had a 30-day option to purchase up to 1,050,000 additional shares at a public offering price of $5 per share,  and exercised in full their option to purchase an additional 1,050,000 ordinary shares at the public offering price of $5.00 per share. The exercise of the underwriters’ option closed on July 8, 2019. The Company received net proceeds from the offering of $37,135 (net of issuance costs and underwriting discounts of $3,115).

e.	Definitions:

In these financial statements:

The Company	-	Gamida Cell Ltd. and its subsidiary

Subsidiary		Gamida Cell Inc. incorporated in 2000 and intended to focus on sales and marketing upon product approval.

Related parties	-	As defined in IAS 24

Dollar	-	U.S. dollar